BAIRD FUNDS, INC.

Prospectus Supplement

To Prospectus Dated May 1, 2004

Baird LargeCap Fund

Baird MidCap Fund

Effective January 1, 2005, Mr. Greg P. Edwards became a co-manager of the Baird MidCap Fund and the Baird SmallCap Fund.  He is a Vice President and Portfolio Manager of Robert W. Baird & Co. Incorporated (the “Advisor”).  Mr. Edwards joined Baird Investment Management, a department of the Advisor, in December 2003.  Prior to joining the Advisor, he was an equity analyst at Blackrock Financial Management in Wilmington, DE for three years.  Before joining Blackrock, Mr. Edwards was an equity analyst for three years at Pilgrim Baxter & Associates in Wayne, PA.  He earned a BBA in Finance, Marketing and Transportation in 1992 and a Master of Science in Finance in 1997, both from the University of Wisconsin-Madison where he was a graduate of the Applied Security Analysis Program.  Mr. Edwards received the Chartered Financial Analyst designation in 2000.

The date of this Prospectus Supplement is January 3, 2005.  Please keep this Prospectus Supplement with your records.

BAIRD FUNDS, INC.

Prospectus Supplement

To Prospectus Dated June 30, 2004

Baird SmallCap Fund

Effective January 1, 2005, Mr. Greg P. Edwards became a co-manager of the Baird SmallCap Fund and the Baird MidCap Fund.  He is a Vice President and Portfolio Manager of Robert W. Baird & Co. Incorporated (the “Advisor”).  Mr. Edwards joined Baird Investment Management, a department of the Advisor, in December 2003.  Prior to joining the Advisor, he was an equity analyst at Blackrock Financial Management in Wilmington, DE for three years.  Before joining Blackrock, Mr. Edwards was an equity analyst for three years at Pilgrim Baxter & Associates in Wayne, PA.  He earned a BBA in Finance, Marketing and Transportation in 1992 and a Master of Science in Finance in 1997, both from the University of Wisconsin-Madison where he was a graduate of the Applied Security Analysis Program.  Mr. Edwards received the Chartered Financial Analyst designation in 2000.

The date of this Prospectus Supplement is January 3, 2005.  Please keep this Prospectus Supplement with your records.